Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (Accumulated Other Comprehensive (Loss) Income, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Accumulated Other Comprehensive (Loss) Income
Comprehensive income:
Tax effect on unrealized gain/loss on foreign currency hedging contracts	$ (1,589)	$ (1,537)	$ 647
Tax effect on unrealized gain/loss on short-term interest-bearing investments	(24)	129	218
Tax effect on unrealized gain/loss on defined benefit plan assets	(145)	(2,011)	1,078
Unrealized (loss) gain on derivatives, net of tax	(14,437)	6,002	12,936
Unrealized loss on short-term interest-bearing investments, net of tax	(2,023)	(1,267)	(6,417)
Unrealized (loss) gain on defined benefit plan, net of tax	$ (3,196)	$ (2,783)	$ 1,824